Total
Scharf Fund
Scharf Fund
Scharf Fund

Institutional Class	LOGIX
Retail Class	LOGRX

A series of Advisors Series Trust (the “Trust”)

Supplement to the Prospectus and Statement of Additional Information dated January 28, 2020

By unanimous written consent on March 31, 2020, at the recommendation of Scharf Investments, LLC (the “Adviser”), investment advisor of the Scharf Fund (the “Fund”), the Board of Trustees of the Trust approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Adviser, pursuant to which the Adviser has agreed to reduce the Fund’s expense cap for the Fund from 0.89% to 0.79% and to lower the management fee from 0.89% to 0.78%, respectively, effective April 1, 2020. The new expense cap will be in place at least through April 1, 2021.

Prospectus

In connection with these reductions, the “Fees and Expenses of the Fund” sub-section and “Example” sub-section on page 1 of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Scharf Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Retail Class	Institutional Class
Redemption Fee (as a percentage of Amount Redeemed) | Scharf Fund	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Scharf Fund		Retail Class	Institutional Class
Management Fees (as a percentage of Assets)		0.78%	0.78%
Distribution and Service (12b-1) Fees		0.25%	none
Component1 Other Expenses		0.10%	0.10%
Other Expenses (as a percentage of Assets):		0.21%	0.21%
Expenses (as a percentage of Assets)	[1]	1.24%	0.99%
Fee Waiver or Reimbursement	[2]	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)		1.15%	0.90%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Scharf Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”). Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
[2]	Scharf Investments, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Scharf Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, interest, taxes, extraordinary expenses and class-specific expenses, such as the distribution (12b-1) fee of 0.25% or shareholder servicing plan fee of 0.10%), to 0.79% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least April 1, 2021, and may be terminated only by the Board of Trustees (the “Board”) of the Trust. The Adviser may request recoupment of previously waived fees and expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Scharf Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Scharf Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Retail Class	117	385	672	1,492
Institutional Class	92	306	538	1,205

Please retain this Supplement with the Prospectus and Statement of Additional Information.